Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Summary of Related Parties Relationship with Group

Name of related parties	Relationship with the Group

Telstra International HK Limited	A wholly-owned subsidiary of the Company’s major shareholder
Telstra International Limited	A wholly-owned subsidiary of the Company’s major shareholder
Beijing Australian Telecommunications Technical Consulting Limited	A wholly-owned subsidiary of the Company’s major shareholder

Summary of Related Party Payables Outstanding

The Group had the following related party payables outstanding as of December 31, 2013 and 2014:

	December 31,
	2013	2014
	RMB	RMB	US$
Telstra International Limited	418	33	5
Beijing Australian Telecommunications Technical Consulting Limited	149	—	—

	567	33	5